As filed with the Securities and Exchange Commission on April 27, 2005

1933 Act File No. 333-

1940 Act File No. 811-21724

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☐	Post-Effective Amendment No.

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒	Amendment No. 4

Nicholas-Applegate International & Premium Strategy Fund

(Exact Name of Registrant as Specified in Declaration of Trust)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3369

(Registrant’s Telephone Number, including Area Code)

Newton B. Schott, Jr.

c/o Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, Connecticut 06902

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

Joseph B. Kittredge, Jr., Esq.	Thomas A. Hale, Esq.
Ropes & Gray	Skadden, Arps, Slate, Meagher & Flom LLP
One International Place	333 West Wacker Drive
Boston, Massachusetts 02110	Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

☒	immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933; the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-123072.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee
Common Shares, par value $0.00001	850,000 Shares	$25.00	$21,250,000	$2,501.13

(1)	Estimated solely for the purpose of calculating the registration fee.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-123072), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents and opinions refiled herewith), declared effective on April 26, 2005 are incorporated herein by reference.

PART C - OTHER INFORMATION

Item 24:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 (the “1940 Act”) were filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-123072) as filed on April 25, 2005 (“Pre-Effective Amendment No. 2”), and are incorporated by reference.

2.	Exhibits:

a.1	Amended and Restated Agreement and Declaration of Trust, dated March 1, 2005.(1)

a.2	Second Amended and Restated Agreement and Declaration of Trust, dated March 23, 2005.(2)

a.3	Third Amended and Restated Agreement and Declaration of Trust, dated April 20, 2005.(3)

b.1	Amended and Restated Bylaws of Registrant dated March 1, 2005.(1)

b.2 Amended and Restated Bylaws of Registrant, dated April 20, 2005.(3)

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Third Amended and Restated Agreement and Declaration of Trust.(3)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant.(3)

d.3	Form of Share Certificate of the Common Shares.(3)

e.	Terms and Conditions of Dividend Reinvestment Plan.(3)

f.	None.

g.1	Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC, dated as of April 20, 2005.(3)

g.2	Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Nicholas-Applegate Capital Management LLC, dated as of April 20, 2005.(3)

g.3	Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and PEA Capital LLC, dated as of April 20, 2005.(3)

h.1	Form of Underwriting Agreement between Registrant, Allianz Global Investors Fund Management LLC and UBS Securities LLC.(3)

h.2	Form of Master Selected Dealer Agreement.(3)

h.3	Form of Master Agreement Among Underwriters.(3)

h.4	Form of Additional Compensation Agreement.(3)

h.5	Form of Shareholder Servicing Agreement between Allianz Global Investors Fund Management LLC and UBS Securities LLC.(3)

i.	None.

j.	Form of Custodian Agreement.(3)

k.1	Form of Transfer Agency Services Agreement.(3)

k.2	Form of Organizational and Offering Expenses Reimbursement Agreement between Registrant and Allianz Global Investors Fund Management LLC.(3)

l.	Opinion and consent of Ropes & Gray LLP, filed herewith.

m.	None.

n.	Consent of Registrant’s Independent Registered Public Accounting Firm, filed herewith.

o.	None.

p.	Subscription Agreement of Allianz Global Investors of America L.P. dated April 20, 2005.(3)

q.	None.

r.1	Code of Ethics of Registrant dated April 20, 2005.(3)

r.2	Code of Ethics of Allianz Global Investors Fund Management LLC and PEA Capital LLC.(3)

r.3	Code of Ethics of Nicholas-Applegate Capital Management LLC.(3)

s.1	Power of Attorney for Mr. Connor.(2)

s.2	Power of Attorney for Mr. Dalessandro.(2)

s.3	Power of Attorney for Mr. Kertess.(2)

(1)	Incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2, File No. 333-123072, filed on March 1, 2005.

(2)	Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant’s Initial Registration Statement on Form N-2, File No. 333-123072, filed on March 30, 2005.

(3)	Incorporated by reference to Pre-effective Amendment No. 2 to the Registrant’s Initial Registration Statement on Form N-2, File No. 333-123072, filed on April 25, 2005.

Item 25:	Marketing Arrangements

Incorporated by reference from Sections 3(p), 4(h), 5(i), 8 and 9 of Exhibit h.1 of Item 24 and Sections 8, 9 and 15 of Exhibit h.3 of Item 24 of Pre-Effective Amendment No. 2, and incorporated herein by reference.

Item 26:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$30,455*
National Association of Securities Dealers, Inc. Fees	$24,250*
Printing and engraving expenses	$231,795*
Legal fees	$325,000*
New York Stock Exchange listing fees	$20,000*
Underwriter Reimbursement	$47,500*
Accounting expenses	$18,000*
Transfer Agent fees	$3,000*
Marketing expenses	$100,000*
Miscellaneous expenses	$0*

Total	$800,000*

Note that Allianz Global Investors Fund Management LLC has agreed to pay the amount by which the Fund’s offering costs (other than the sales load but inclusive of the reimbursement of underwriter expenses of $.005 per share) exceed $0.05 per share. Note also that Allianz Global Investors Fund Management LLC has agreed to pay all of the Fund’s organizational expenses.

* Estimated expense. The expenses set forth above include the expenses associated with the issuance and distribution of the Registrant’s common shares of beneficial interest whose offering was registered on Registrant’s Registration Statement on Form N-2 (File No. 333-123072).

Item 27:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 28:	Number of Holders of Securities

At April 21, 2005

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 29:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference from Pre-Effective Amendment No. 2.

In so far as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager, and PEA Capital LLC and Nicholas-Applegate Capital Management LLC., the Registrant’s sub-advisers, are set forth under the captions “Investment Manager” and “Sub-Advisers” under “Management of the Fund” in both the prospectus and Statement of Additional Information forming part of the Registrant’s Registration Statement on Form N-2 as amended (File No. 333-123672), and incorporated herein by reference. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Allianz Global Investors Fund Management LLC and PEA Capital LLC and Nicholas-Applegate Capital Management LLC.

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Name	Position with Advisor	Other Connections
Larry Altadonna	Senior Vice President	Vice President, OpCap Advisors LLC

Andrew Bocko	Senior Vice President and Director of IT	Senior Vice President, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors of America L.P.

Cindy Columbo	Vice President

Derek Hayes	Senior Vice President

Steve Jobe	Senior Vice President

Alan Kwan	Vice President

John C. Maney	Executive Vice President and Chief Financial Officer	Executive Vice President and Chief Financial Officer, Allianz Global Investors of America L.P., Chief Financial Officer, Allianz Global Investors U.S. Equities LLC, Cadence Capital Management LLC, NFJ Investment Group L.P., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors CD Distributors LLC, PEA Capital LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Allianz Private Client Services LLC, and StocksPLUS Management Inc.

Andrew Meyers	Managing Director and Chief Operating Officer

Vinh T. Nguyen	Senior Vice President and Controller	Senior Vice President and Controller, Allianz Global Investors of America L.P., Allianz Global Investors U.S. Equities LLC, Cadence Capital Management LLC, NFJ Investment Group L.P., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Pacific Investment Management Company LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors CD Distributors LLC, PEA Capital LLC, PEA Partners LLC, Allianz Global Investors Advertising Agency Inc., Allianz Global Investors Distributors LLC, Allianz Private Client Services LLC, and StocksPLUS Management Inc.

Francis C. Poli	Executive Vice President, Director of Compliance, Chief Legal Officer and Assistant Secretary	Chief Legal and Compliance Officer, Allianz Global Investors of America L.P., Allianz Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners L.P., Allianz Private Client Services LLC, Cadence Capital Management LLC, NFJ Investment Group L.P., OCC Distributors LLC, OpCap Advisors LLC, Oppenheimer Capital LLC, Allianz Global Investors U.S. Retail LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors CD Distributors LLC, PEA Capital Advisors LLC

Bob Rokose	Vice President and Assistant Controller

Jennifer L. Ryan	Senior Vice President

Newton B. Schott, Jr.	Managing Director, General Counsel and Secretary	Vice President, Allianz Global Investors Managed Accounts LLC, Executive Vice President, Chief Legal Officer and Secretary, Allianz Global Investors Advertising Agency Inc., Managing Director, Executive Vice President, General Counsel and Secretary, Allianz Global Investors Distributors LLC

Brian S. Shlissel	Executive Vice President	Executive Vice President and Treasurer, OpCap Advisors LLC

Stewart A. Smith	Vice President and Assistant Secretary	Secretary, Allianz Global Investors Fund Management LLC, Allianz Global Investors of America L.P., Allianz Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners L.P., Allianz Private Client Services LLC, Cadence Capital Management LLC, NFJ Investment Group L.P., Allianz Global Investors U.S. Retail LLC, Allianz Global Investors Managed Accounts LLC, Allianz Global Investors CD Distributors LLC and PEA Capital LLC, Assistant Secretary, Oppenheimer Capital LLC, OpCap Advisors and OCC Distributors LLC

James G. Ward	Executive Vice President and Director of Human Resources	Executive Vice President, Allianz Global Investors of America L.P., Director of Human Resources, Allianz Global Investors U.S. Equities LLC, Allianz Global Investors Distributors LLC

Nicholas-Applegate Capital Management LLC

600 West Broadway

San Diego, CA 92101

Name	Position with Advisor	Other Affiliates
Charles H. Field	General Counsel and Chief of Compliance

Peter J. Johnson	Senior Vice President and Director of Institutional Sales

C. William Maher	Managing Director and Chief Financial Officer	Chief Financial Officer and Treasurer, Nicholas-Applegate Securities; Treasurer, Nicholas-Applegate Institutional Funds

Eric S. Sagerman	Managing Director, Head of Global Marketing and Executive Committee

Horacio Valeiras, CFA	Chief Investment Officer

Marna Whittington	Managing Director, President and Executive Committee

PEA Capital LLC

1345 Avenue of the Americas, 50th Floor

New York, NY 10105

Name	Position with Advisor	Other Affiliates
Bruce Koepfgen	Chief Executive Officer	Chief Executive Officer, Oppenheimer Capital LLC

Taegan D. Goddard	Managing Director and Chief Operating Officer

John C. Maney	Chief Financial Officer	See Allianz Global Investors Fund Management LLC.

Francis C. Poli	Executive Vice President, Chief Legal Officer and Assistant Secretary	See Allianz Global Investors Fund Management LLC.

Anne-Marie Pitale	Vice President, Director of Compliance

Vinh T, Nguyen	Vice President and Controller	See Allianz Global Investors Fund Management LLC.

Stewart A. Smith	Vice President and Secretary	See Allianz Global Investors Fund Management LLC.

Dennis P. McKechnie	Managing Director

Jeffrey D. Parker	Managing Director

John E. Cashwell, Jr.	Senior Vice President

James P. Leavy	Senior Vice President

Item 31:	Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 225 Franklin St., Boston, MA 02110.

Item 32:	Management Services

Not applicable.

Item 33:	Undertakings

1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

Notice

A copy of the Agreement and Declaration of Trust of Nicholas-Applegate International & Premium Strategy Fund (the “Fund”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 27th day of April, 2005.

Nicholas-Applegate International & Premium Strategy Fund

By:	/s/ Brian S. Shlissel
Brian S. Shlissel,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Brian S. Shlissel Brian S. Shlissel	President, Chief Executive Officer	April 27, 2005

Robert E. Connor * Robert E. Connor	Trustee	April 27, 2005

John J. Dalessandro II * John J. Dalessandro II	Trustee	April 27, 2005

Hans W. Kertess * Hans W. Kertess	Trustee	April 27, 2005

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer, Principal Financial and Accounting Officer	April 27, 2005

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel Attorney-In-Fact

Date: April 27, 2005

INDEX OF EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP

2.	Consent of PricewaterhouseCoopers LLP